SCHEDULE OF UNVESTED RESTRICTED STOCK (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested, Beginning Balance	2,392,560	2,244,662	2,038,662	1,502,690
Weighted Average Grant Date Fair Value per Share, Unvested, Beginning Balance	$ 9.39	$ 7.72	$ 7.38	$ 10.25
Number of Restricted Shares, Granted	8,000		1,093,085	1,080,905
Weighted Average Grant Date Fair Value per Share, Granted	$ 11.93		$ 11.93	$ 4.96
Number of Restricted Shares, Vested and issued			693,015	307,932
Weighted Average Grant Date Fair Value per Share, Vested and issued	$ (0)	$ (0)	$ 7.39	$ 10.36
Number of Restricted Shares, Forfeited	(43,335)		(81,507)	(31,001)
Weighted Average Grant Date Fair Value per Share, Forfeited	$ 10.36		$ 8.86	$ 10.45
Number of Restricted Shares, Forfeited	43,335		81,507	31,001
Number of Restricted Shares, Unvested, Ending Balance	2,357,225	2,244,662	2,357,225	2,244,662
Weighted Average Grant Date Fair Value per Share, Unvested, Ending Balance	$ 9.43	$ 7.72	$ 9.43	$ 7.72
Number of Restricted Shares, Vested and issued			(693,015)	(307,932)